Financial Instruments - Financial Assets and Liabilities measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Short-term investments	$ 3,773	$ 5,001
Long-term investments	126,117	24,056
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	127,389	24,056
Recurring fair value measurement [member] | Convertible Debt [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments	1,272
Long-term investments	105,004	904
Recurring fair value measurement [member] | Common Shares Held [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	19,025	21,486
Recurring fair value measurement [member] | Warrants and other [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	2,088	1,666
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	19,025	21,486
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Convertible Debt [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments	0
Long-term investments	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Common Shares Held [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	19,025	21,486
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Warrants and other [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	0	0
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	108,364	2,570
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Convertible Debt [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments	1,272
Long-term investments	105,004	904
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Common Shares Held [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	0	0
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Warrants and other [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	2,088	1,666
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Convertible Debt [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments	0
Long-term investments	0	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Common Shares Held [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	0	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Warrants and other [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	$ 0	$ 0